Capital Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	202 Months Ended	211 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	May 13, 2024	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)	253,400,000	288,700,000		253,400,000
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares exceeds price per share (in dollars per share)		$ 16.05
Repurchases of common shares, value	$ 288.1	$ 288.1
Share repurchase program, remaining authorized repurchase amount	$ 179.9	$ 179.9
SEAC Sponsor Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)			2,200,000
SEAC Sponsor Options | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)			2,200,000
Sponsor Option Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)			$ 0.0001
Sponsor Option Agreement | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)			$ 0.0001
Class A Voting Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized common shares (in shares)	500,000,000
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized common shares (in shares)	500,000,000	500,000,000		500,000,000
Common stock, shares issued (in shares)	83,600,000	83,700,000		83,500,000
Class B Non-Voting Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized common shares (in shares)	500,000,000
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized common shares (in shares)	500,000,000	500,000,000		500,000,000
Common stock, shares issued (in shares)	151,700,000	156,600,000		145,900,000